Non-Controlling Interests - Schedule of Amounts Attributable to Non-Controlling Interests (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of noncontrolling interests [line items]
Non-controlling interests	£ 401	£ 399
300m Fixed/Floating Rate Non-Cumulative Callable Preference Shares [member]
Disclosure of noncontrolling interests [line items]
Non-controlling interests	14	14
300m Step-up Callable Perpetual Reserve Capital Instruments [member]
Disclosure of noncontrolling interests [line items]
Non-controlling interests	235	235
PSA Finance UK Limited [member]
Disclosure of noncontrolling interests [line items]
Non-controlling interests	£ 152	£ 150